As filed with the Securities and Exchange Commission on October 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2013

Date of reporting period:  August 31, 2013

Item 1. Schedules of Investments.

SEMPER MBS TOTAL RETURN FUND
Schedule of Investments - August 31, 2013 (Unaudited)

Principal
Amount/Shares		Value
	ASSET-BACKED SECURITIES - 7.9%
	Merrill Lynch Mortgage Investors Trust
$217,529	3.346%, due 5/25/33, Series 2003-A3, Class 1A	$199,991
	Renaissance Home Equity Loan Trust
158,669	5.675%, due 6/25/37, Series 2007-2, Class AF2 (a)	81,715
	Total Asset-Backed Securities (cost $81,734)	281,706

	MORTGAGE-BACKED SECURITIES 32.2%
	CS First Boston Commercial Mortgage Trust
110,823	7.50%, due 6/25/20, Series 1997-2, Class A (d)	111,377
	FNMA REMIC Trust
243,184	2.00%, due 10/25/40, Series 2013-53, Class CB	214,154
	GNMA REMIC Trust
99,175	1.878%, due 3/16/46, Series 2013-46, Class AC (a)	92,481
	JP Morgan Mortgage Trust
174,848	6.00%, due 7/25/37, Series 2007-S3, Class 1A97	149,058
	Merrill Lynch Alternative Note Asset Trust
236,040	6.00%, due 3/25/37, Series 2007-F1, Class 2A6	167,755
	Morgan Stanley Capital I Trust
150,000	5.614%, due 11/12/49, Series 2007-T25, Class B (d)	124,500
	Wachovia Commercial Mortgage Trust
150,000	5.433%, due 7/15/42, Series 2005-C20, Class E (a)(d)	134,625
150,000	5.556%, due 12/15/44, Series 2005-C22, Class AJ	147,375
	Total Mortgage-Backed Securities (cost $1,334,886)	1,141,325

	U.S. GOVERNMENT AGENCIES - 44.5%
	FNMA TBA
500,000	3.50%, due 10/15/25 (b)	521,641
500,000	4.50%, due 10/15/41 (b)	526,972
	GNMA TBA
500,000	4.50%, due 10/15/43 (b)	530,625
	Total U.S. Government Agencies (cost $1,579,336)	1,579,238

	SHORT-TERM INVESTMENTS - 84.6%
3,000,560	First American Prime Obligations Fund - Class Z, 0.01% (c)	3,000,560
	Total Short-Term Investments (cost $3,000,560)	3,000,560

	Total Investments -169.2% (cost $5,996,516)	6,002,829
	Liabilities less Other Assets - (69.2)%	(2,456,228)
	TOTAL NET ASSETS - 100.0%	$3,546,601

(a)	Variable rate security. Rate shown reflects the rate in effect at August 31, 2013.
(b)	Security purchased on a when-issued basis. As of August 31, 2013, the total cost of investments purchased on a when-issued basis was 1,579,336 or 44.5% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2013.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  The Fund's adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of August 31, 2013, the value of these investments was $370,502 or 10.4% of total net assets.

FNMA -	Federal National Mortgage Association
GNMA -	Government National Mortgage Association
TBA -	To Be Announced

Semper MBS Total Return Fund
Notes to the Schedule of Investments
August 31, 2013 (Unaudited)

Note 1 – Securities Valuation

The Semper MBS Total Return Fund’s (the “Fund”) investments in securities are carried at their fair value.

Fixed income securities are valued at market on the basis of valuations furnished by an independent pricing service which utilizes dealer-supplied valuations, reported trades and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most fixed income securities are categorized in level 2 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$-	$281,706	$-	$281,706
Mortgage-Backed Securities	-	1,141,325	-	1,141,325
U.S. Government Agencies	-	1,579,238	-	1,579,238
Total Fixed Income	-	3,002,269	-	3,002,269
Short-Term Investments	3,000,560	-	-	3,000,560
Total Investments	$3,000,560	$3,002,269	$-	$6,002,829

Refer to the Fund’s Schedule of Investments for additional information. Transfers between levels are recognized at August 31, 2013, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended August 31, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows*:

Cost of investments	$5,996,516

Gross unrealized appreciation	$6,624
Gross unrealized depreciation	(311)
Net unrealized appreciation	$6,313

* Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 10/22/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
               Douglas G. Hess, President

Date 10/22/13

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 10/22/13

* Print the name and title of each signing officer under his or her signature.